Commitments and Contingencies - Future Minimum Lease Commitments Under Noncancellable Operating Leases with Initial or Remaining Terms of One Year or More (Detail) (USD $)
In Millions, unless otherwise specified
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
2014	$ 218
2015	169
2016	116
2017	87
2018	71
Thereafter	415
Total future lease commitments	$ 1,076